Executive Benefits Agreements and Employees Savings Plans - Executive Benefit Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Total undiscounted death benefits	$ 4,501	$ 6,417
Total accrued death benefits	4,040	4,054
Total undiscounted executive benefits	913	1,900
Total accrued executive benefits	$ 564	$ 1,363